Write-Downs of Long-Lived Assets (Tables)	6 Months Ended
Sep. 30, 2017
Long-Lived Assets Classified as Held for Sale

As of March 31, 2017 and September 30, 2017, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2017	As of September 30, 2017
Investment in operating leases	¥32,283	¥34,964
Property under facility operations	1,977	0
Other assets	2,508	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets

For the six months ended September 30, 2016 and 2017, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,409 million and ¥1,472 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2016		Six months ended September 30, 2017
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Office buildings	¥0	0	¥0	0
Commercial facilities other than office buildings	236	1	977	1
Condominiums	317	1	0	0
Others *	18	—	200	—

Total	¥571	—	¥1,177	—

*	For the “Others,” the number of properties are omitted.

	Six months ended September 30, 2016		Six months ended September 30, 2017
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥758	3	¥0	0
Commercial facilities other than office buildings	0	0	187	2
Condominiums	69	1	0	0
Others *	11	—	108	—

Total	¥838	—	¥295	—

*	For the “Others,” the number of properties are omitted.

For the three months ended September 30, 2016 and 2017, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥845 million and ¥387 million, respectively, which were reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended September 30, 2016		Three months ended September 30, 2017
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Office buildings	¥0	0	¥0	0
Commercial facilities other than office buildings	0	0	0	0
Condominiums	0	0	0	0
Others *	18	—	200	—

Total	¥18	—	¥200	—

*	For the “Others,” the number of properties are omitted.

	Three months ended September 30, 2016		Three months ended September 30, 2017
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥758	3	¥0	0
Commercial facilities other than office buildings	0	0	187	2
Condominiums	69	1	0	0
Others *	0	—	0	—

Total	¥827	—	¥187	—

*	For the “Others,” the number of properties are omitted.